Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Vessels Under Construction

	Year ended December 31, 2024	Six months ended June 30, 2025
	(in thousands)
Vessels under construction at January 1,	$—	$41,589
Payments to Shipyards	41,208	20,580
Capitalized interest	381	1,859
Vessel under construction at December 31, 2024 and June 30, 2025	$41,589	$64,028